Other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Other current assets
Summary of other current assets
Other current assets
in € THOUS
	2018	2017

Income taxes receivable	159.290	56.153
Other taxes receivable	107.708	90.808
Debt securities	99.592	-
Receivables for supplier rebates	68.203	48.222
Prepaid rent	57.319	52.251
Payments on account	54.778	51.282
Prepaid insurance	23.632	20.629
Deposit / Guarantee / Security	19.915	15.465
Derivatives	7.837	11.810
Other	205.809	257.830
Other current assets	804.083	604.450